Financial performance, Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Financial performance [Abstract]
General and administrative expenses	$ 2,751	$ 3,319	$ 1,524
Consulting and professional costs	881	3,407	517
Depreciation and amortization	52	173	176
Total other expenses	$ 3,684	$ 6,899	$ 2,217